Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred Stock Shares Outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	11,959,271	11,959,282
Common stock shares outstanding	11,959,271	11,959,282